Related Party Balances and Transactions - Sale of raw material or property, plant and equipment (Details) - Related party - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment	¥ 6,158	¥ 1,113
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment	3,282
VTA Technology Inc. and its subsidiaries
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment	1,608
Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment	¥ 1,268
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment		¥ 1,113